CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.1%
Hexcel Corp.	1,445	116,872
Moog, Inc., Class A	2,481	232,246
		349,118

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	6,277	529,465
Expeditors International of Washington, Inc.	328	24,882
FedEx Corp.	11,077	1,818,733
United Parcel Service, Inc., Class B	20,533	2,120,443
		4,493,523

Airlines - 1.6%
Alaska Air Group, Inc.	6,548	418,483
American Airlines Group, Inc.	24,250	790,792
Delta Air Lines, Inc.	30,444	1,727,697
JetBlue Airways Corp. (1)	2,216	40,974
SkyWest, Inc.	3,151	191,171
Southwest Airlines Co.	26,331	1,337,088
Spirit Airlines, Inc. (1)	3,646	174,024
United Continental Holdings, Inc. (1)	14,367	1,257,831
		5,938,060

Auto Components - 0.6%
Aptiv plc	9,920	801,833
Autoliv, Inc.	3,894	274,566
BorgWarner, Inc.	11,876	498,554
Gentex Corp.	6,021	148,177
Lear Corp.	3,832	533,683
		2,256,813

Automobiles - 0.6%
Ford Motor Co.	181,473	1,856,468
Harley-Davidson, Inc. (2)	10,113	362,349
Thor Industries, Inc.	2,164	126,486
		2,345,303

Banks - 14.6%
Associated Banc-Corp.	10,419	220,258
BancorpSouth Bank	4,059	117,873
Bank of America Corp.	324,839	9,420,331
Bank of Hawaii Corp.	2,913	241,517
Bank OZK	8,317	250,259
BankUnited, Inc.	6,290	212,225
BB&T Corp.	35,736	1,755,710

BOK Financial Corp.	2,379	179,567
CenterState Bank Corp.	7,755	178,598
CIT Group, Inc.	5,884	309,145
Citigroup, Inc.	80,137	5,611,994
Citizens Financial Group, Inc.	27,878	985,766
Comerica, Inc.	9,706	705,044
Commerce Bancshares, Inc. (2)	5,820	347,221
Community Bank System, Inc.	2,232	146,955
Cullen/Frost Bankers, Inc.	4,024	376,888
CVB Financial Corp.	4,498	94,593
East West Bancorp, Inc.	8,680	405,964
Fifth Third Bancorp	44,876	1,252,040
First Citizens BancShares, Inc., Class A	427	192,265
First Financial Bankshares, Inc. (2)	3,774	116,201
First Hawaiian, Inc.	8,926	230,916
First Horizon National Corp.	20,662	308,484
First Republic Bank	6,285	613,730
FNB Corp.	22,014	259,105
Glacier Bancorp, Inc.	5,210	211,265
Hancock Whitney Corp.	5,799	232,308
Home BancShares, Inc.	8,032	154,696
Huntington Bancshares, Inc.	65,731	908,402
IBERIABANK Corp.	3,472	263,351
Investors Bancorp, Inc.	16,650	185,648
JPMorgan Chase & Co.	110,942	12,403,316
KeyCorp	61,696	1,095,104
M&T Bank Corp.	7,591	1,291,001
Old National Bancorp	6,170	102,360
PacWest Bancorp	7,743	300,661
People’s United Financial, Inc.	25,342	425,239
Pinnacle Financial Partners, Inc.	3,813	219,171
PNC Financial Services Group, Inc. (The)	18,621	2,556,291
Popular, Inc.	5,754	312,097
Prosperity Bancshares, Inc. (2)	4,472	295,376
Regions Financial Corp.	63,335	946,225
Signature Bank	3,230	390,313
Sterling Bancorp	10,453	222,440
SunTrust Banks, Inc.	22,769	1,431,032
SVB Financial Group (1)	2,192	492,301
Synovus Financial Corp.	10,340	361,900
TCF Financial Corp.	10,677	221,975
Texas Capital Bancshares, Inc. (1)	2,517	154,468
U.S. Bancorp	62,409	3,270,232
UMB Financial Corp.	3,299	217,140
Umpqua Holdings Corp.	14,941	247,871
United Bankshares, Inc.	6,884	255,328
Valley National Bancorp (2)	20,904	225,345
Webster Financial Corp.	4,981	237,942
Western Alliance Bancorp (1)	6,238	278,963
Wintrust Financial Corp.	3,490	255,328

Zions BanCorp NA	11,898	547,070
		55,244,808

Beverages - 2.6%
Coca-Cola Co. (The)	102,696	5,229,280
Keurig Dr Pepper, Inc. (2)	12,770	369,053
PepsiCo, Inc.	32,407	4,249,530
		9,847,863

Biotechnology - 3.0%
AbbVie, Inc.	12,689	922,744
Allogene Therapeutics, Inc. (1)	3,335	89,545
Amgen, Inc.	16,011	2,950,507
Amicus Therapeutics, Inc. (1)	18,176	226,837
Array BioPharma, Inc. (1)	15,088	699,027
Biogen, Inc. (1)	4,366	1,021,076
Blueprint Medicines Corp. (1)	2,928	276,198
FibroGen, Inc. (1)	5,752	259,875
Gilead Sciences, Inc.	49,029	3,312,399
Global Blood Therapeutics, Inc. (1)	4,646	244,380
Sage Therapeutics, Inc. (1)(2)	3,795	694,827
Seattle Genetics, Inc. (1)(2)	7,208	498,866
Ultragenyx Pharmaceutical, Inc. (1)	4,014	254,889
		11,451,170

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	5,668	323,813
Johnson Controls International plc	43,516	1,797,646
Masco Corp.	4,862	190,785
Owens Corning	9,956	579,439
		2,891,683

Capital Markets - 6.0%
Affiliated Managers Group, Inc.	1,345	123,928
Ameriprise Financial, Inc.	7,932	1,151,409
Bank of New York Mellon Corp. (The)	43,343	1,913,593
BlackRock, Inc.	5,015	2,353,540
Charles Schwab Corp. (The)	33,229	1,335,474
CME Group, Inc.	7,097	1,377,599
E*Trade Financial Corp.	6,901	307,785
Evercore, Inc., Class A	426	37,731
Franklin Resources, Inc. (2)	15,919	553,981
Goldman Sachs Group, Inc. (The)	14,062	2,877,085
Houlihan Lokey, Inc.	996	44,352
Interactive Brokers Group, Inc., Class A	2,721	147,478
Intercontinental Exchange, Inc.	16,848	1,447,917
Invesco Ltd.	25,158	514,733
KKR & Co., Inc., Class A	30,577	772,681
Lazard Ltd., Class A	7,232	248,709
Legg Mason, Inc.	5,132	196,453

LPL Financial Holdings, Inc.	2,348	191,526
Morgan Stanley	55,072	2,412,704
Nasdaq, Inc.	3,485	335,152
Northern Trust Corp.	13,727	1,235,430
Raymond James Financial, Inc.	8,116	686,208
State Street Corp.	22,874	1,282,316
Stifel Financial Corp.	3,952	233,405
T. Rowe Price Group, Inc.	3,589	393,749
TD Ameritrade Holding Corp.	8,716	435,103
Virtu Financial, Inc., Class A (2)	4,340	94,525
		22,704,566

Chemicals - 1.4%
Air Products & Chemicals, Inc.	6,691	1,514,642
Axalta Coating Systems Ltd. (1)	1,257	37,421
Eastman Chemical Co.	11,788	917,460
Ecolab, Inc.	1,746	344,730
International Flavors & Fragrances, Inc. (2)	2,060	298,885
Mosaic Co. (The)	32,065	802,587
PPG Industries, Inc.	9,678	1,129,519
Sensient Technologies Corp.	2,087	153,353
		5,198,597

Commercial Services & Supplies - 0.6%
ADT, Inc.	5,980	36,597
IAA, Inc. (1)	3,006	116,573
KAR Auction Services, Inc.	7,315	182,875
MSA Safety, Inc.	361	38,046
Republic Services, Inc.	10,225	885,894
UniFirst Corp.	578	108,993
Waste Management, Inc.	9,013	1,039,830
		2,408,808

Communications Equipment - 2.1%
Ciena Corp. (1)	911	37,470
Cisco Systems, Inc.	130,273	7,129,841
EchoStar Corp., Class A (1)	2,611	115,720
Juniper Networks, Inc.	15,592	415,215
ViaSat, Inc. (1)	821	66,353
Viavi Solutions, Inc. (1)	2,794	37,132
		7,801,731

Construction & Engineering - 0.3%
EMCOR Group, Inc.	5,336	470,102
Quanta Services, Inc.	13,733	524,463
		994,565

Consumer Finance - 2.2%
Ally Financial, Inc.	25,640	794,584
American Express Co.	19,633	2,423,497

Capital One Financial Corp.	21,347	1,937,027
Discover Financial Services	18,002	1,396,775
FirstCash, Inc.	540	54,011
OneMain Holdings, Inc.	5,053	170,842
SLM Corp.	24,123	234,475
Synchrony Financial	39,612	1,373,348
		8,384,559

Containers & Packaging - 0.8%
AptarGroup, Inc.	1,245	154,803
Ardagh Group S.A.	1,821	31,867
Berry Global Group, Inc. (1)	6,206	326,374
Crown Holdings, Inc. (1)	8,376	511,774
Sealed Air Corp.	12,198	521,830
Sonoco Products Co.	7,735	505,405
WestRock Co.	22,826	832,464
		2,884,517

Distributors - 0.3%
Genuine Parts Co.	8,372	867,172
LKQ Corp. (1)	12,946	344,493
		1,211,665

Diversified Consumer Services - 0.3%
Chegg, Inc. (1)	4,017	155,016
Graham Holdings Co., Class B	242	166,987
H&R Block, Inc.	9,847	288,517
Laureate Education, Inc., Class A (1)	4,265	67,003
Service Corp. International	7,162	335,039
ServiceMaster Global Holdings, Inc. (1)	2,877	149,863
Strategic Education, Inc.	308	54,824
		1,217,249

Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	13,264	277,218
Voya Financial, Inc.	8,705	481,386
		758,604

Diversified Telecommunication Services - 4.6%
AT&T, Inc.	251,866	8,440,030
CenturyLink, Inc.	47,131	554,260
GCI Liberty, Inc., Class A (1)	5,165	317,441
Iridium Communications, Inc. (1)	1,586	36,890
Verizon Communications, Inc.	140,590	8,031,907
		17,380,528

Electric Utilities - 1.5%
Alliant Energy Corp.	18,559	910,876
Avangrid, Inc.	5,745	290,123
Eversource Energy	16,961	1,284,965
NextEra Energy, Inc.	7,172	1,469,256

Portland General Electric Co.	8,538	462,503
Xcel Energy, Inc.	24,791	1,474,817
		5,892,540

Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,323	182,455
AMETEK, Inc.	2,713	246,449
Eaton Corp. plc	20,704	1,724,229
Emerson Electric Co.	27,800	1,854,816
GrafTech International Ltd. (2)	5,183	59,604
Hubbell, Inc.	3,458	450,923
nVent Electric plc	11,935	295,869
Regal-Beloit Corp.	4,035	329,700
Rockwell Automation, Inc.	5,425	888,778
		6,032,823

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (1)	4,560	324,991
Avnet, Inc.	5,685	257,360
CDW Corp.	1,866	207,126
Corning, Inc.	19,983	664,035
Dolby Laboratories, Inc., Class A	1,196	77,262
FLIR Systems, Inc.	1,870	101,167
Jabil, Inc.	7,103	224,455
National Instruments Corp.	4,894	205,499
SYNNEX Corp.	2,564	252,297
Tech Data Corp. (1)	2,333	244,032
Zebra Technologies Corp., Class A (1)	186	38,965
		2,597,189

Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co.	39,804	980,372
National Oilwell Varco, Inc.	41,907	931,593
		1,911,965

Entertainment - 1.8%
Activision Blizzard, Inc.	9,311	439,479
Cinemark Holdings, Inc.	5,204	187,864
Lions Gate Entertainment Corp., Class A	9,204	112,749
Madison Square Garden Co. (The), Class A (1)	168	47,030
Viacom, Inc., Class B	20,378	608,691
Walt Disney Co. (The)	38,428	5,366,086
		6,761,899

Food & Staples Retailing - 2.1%
BJ’s Wholesale Club Holdings, Inc. (1)	6,827	180,233
Casey’s General Stores, Inc.	2,398	374,064
Costco Wholesale Corp.	8,591	2,270,258
Kroger Co. (The)	48,250	1,047,507
Performance Food Group Co. (1)	7,546	302,066

Sysco Corp.	17,886	1,264,898
US Foods Holding Corp. (1)	15,547	555,961
Walgreens Boots Alliance, Inc.	35,154	1,921,869
		7,916,856

Food Products - 2.6%
Bunge Ltd.	9,552	532,142
Campbell Soup Co. (2)	5,792	232,086
Conagra Brands, Inc.	32,861	871,474
Flowers Foods, Inc.	11,739	273,167
General Mills, Inc.	26,396	1,386,318
Hershey Co. (The)	272	36,456
Hormel Foods Corp. (2)	10,486	425,103
Ingredion, Inc.	4,807	396,529
J&J Snack Foods Corp.	229	36,858
JM Smucker Co. (The)	6,023	693,789
Kellogg Co.	16,523	885,137
Kraft Heinz Co. (The)	37,146	1,153,012
Lancaster Colony Corp.	302	44,877
McCormick & Co., Inc.	1,187	183,997
Mondelez International, Inc., Class A	40,456	2,180,578
Post Holdings, Inc. (1)	2,288	237,883
TreeHouse Foods, Inc. (1)	3,413	184,643
		9,754,049

Gas Utilities - 0.8%
Atmos Energy Corp.	8,667	914,889
New Jersey Resources Corp.	3,646	181,461
ONE Gas, Inc.	3,865	349,009
Southwest Gas Holdings, Inc.	5,256	471,043
Spire, Inc.	4,903	411,460
UGI Corp.	12,821	684,770
		3,012,632

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	4,103	345,062
Danaher Corp.	10,613	1,516,810
DENTSPLY SIRONA, Inc.	7,360	429,530
Novocure Ltd. (1)	4,626	292,502
STERIS plc (1)	620	92,306
Tandem Diabetes Care, Inc. (1)	4,327	279,178
Varian Medical Systems, Inc. (1)	1,112	151,376
		3,106,764

Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (1)	1,421	49,664
Anthem, Inc.	9,369	2,644,025
Centene Corp. (1)	22,890	1,200,352
Covetrus, Inc. (1)(2)	5,122	125,284
CVS Health Corp.	53,054	2,890,912

Encompass Health Corp.	4,128	261,550
Ensign Group, Inc. (The)	653	37,169
Guardant Health, Inc. (1)(2)	2,335	201,581
HCA Healthcare, Inc.	10,313	1,394,008
Henry Schein, Inc. (1)	6,722	469,868
Humana, Inc.	5,772	1,531,312
Laboratory Corp. of America Holdings (1)	4,131	714,250
LHC Group, Inc. (1)	328	39,222
Molina Healthcare, Inc. (1)	4,270	611,208
Quest Diagnostics, Inc.	8,482	863,552
WellCare Health Plans, Inc. (1)	1,179	336,098
		13,370,055

Health Care Technology - 0.1%
Teladoc Health, Inc. (1)(2)	5,280	350,645

Hotels, Restaurants & Leisure - 1.2%
Aramark	18,939	682,940
Cracker Barrel Old Country Store, Inc. (2)	1,301	222,120
Darden Restaurants, Inc.	3,889	473,408
Extended Stay America, Inc.	7,112	120,122
Hilton Worldwide Holdings, Inc.	3,682	359,879
Hyatt Hotels Corp., Class A	1,298	98,817
Marriott International, Inc., Class A	4,746	665,816
Royal Caribbean Cruises Ltd.	8,593	1,041,558
Six Flags Entertainment Corp.	3,158	156,889
Texas Roadhouse, Inc.	1,518	81,471
Vail Resorts, Inc.	590	131,676
Wendy’s Co. (The)	10,326	202,183
Wyndham Destinations, Inc.	5,127	225,075
		4,461,954

Household Durables - 0.8%
Helen of Troy Ltd. (1)	272	35,520
Leggett & Platt, Inc. (2)	6,832	262,144
Lennar Corp., Class A	19,519	945,891
Mohawk Industries, Inc. (1)	3,173	467,922
Newell Brands, Inc. (2)	24,872	383,526
Tempur Sealy International, Inc. (1)	510	37,419
Toll Brothers, Inc.	12,345	452,074
Whirlpool Corp.	2,682	381,810
		2,966,306

Household Products - 1.9%
Church & Dwight Co., Inc.	490	35,799
Clorox Co. (The)	1,535	235,024
Colgate-Palmolive Co.	3,372	241,671
Kimberly-Clark Corp.	7,846	1,045,715
Procter & Gamble Co. (The)	50,427	5,529,321
		7,087,530

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	53,198	891,598
Ormat Technologies, Inc.	589	37,337
TerraForm Power, Inc., Class A	18,334	262,176
		1,191,111

Industrial Conglomerates - 0.7%
3M Co.	14,110	2,445,827
Carlisle Cos., Inc.	2,527	354,816
		2,800,643

Insurance - 7.1%
Aflac, Inc.	33,192	1,819,253
Alleghany Corp. (1)	536	365,075
Allstate Corp. (The)	16,094	1,636,599
American Financial Group, Inc.	4,642	475,666
American International Group, Inc.	38,598	2,056,501
American National Insurance Co.	714	83,160
Arch Capital Group Ltd. (1)	22,603	838,119
Arthur J. Gallagher & Co.	7,844	687,056
Assurant, Inc.	3,726	396,372
Assured Guaranty Ltd.	6,124	257,698
Athene Holding Ltd., Class A (1)	9,419	405,582
Brown & Brown, Inc.	6,517	218,319
Cincinnati Financial Corp.	9,437	978,334
Enstar Group Ltd. (1)	996	173,583
Erie Indemnity Co., Class A	392	99,678
Everest Re Group Ltd.	444	109,748
Fidelity National Financial, Inc.	16,649	670,955
First American Financial Corp.	7,062	379,229
Hanover Insurance Group, Inc. (The)	2,522	323,573
Hartford Financial Services Group, Inc. (The)	21,782	1,213,693
Kemper Corp.	2,830	244,201
Lincoln National Corp.	12,644	814,906
Marsh & McLennan Cos., Inc.	6,967	694,958
Mercury General Corp.	1,144	71,500
MetLife, Inc.	37,166	1,846,035
Old Republic International Corp.	18,331	410,248
Primerica, Inc.	1,736	208,233
Principal Financial Group, Inc.	16,886	978,037
Progressive Corp. (The)	19,368	1,548,084
Prudential Financial, Inc.	18,606	1,879,206
Reinsurance Group of America, Inc.	3,965	618,659
RenaissanceRe Holdings Ltd.	1,973	351,214
RLI Corp.	802	68,739
Selective Insurance Group, Inc.	3,210	240,397
Torchmark Corp.	6,974	623,894
Travelers Cos., Inc. (The)	12,368	1,849,263
Unum Group	13,367	448,463

White Mountains Insurance Group Ltd.	197	201,228
Willis Towers Watson plc	3,557	681,308
		26,966,766

Interactive Media & Services - 0.1%
Twitter, Inc. (1)	8,863	309,319

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	14,220	561,690
Qurate Retail, Inc. (1)	26,770	331,680
Wayfair, Inc., Class A (1)(2)	447	65,262
		958,632

IT Services - 2.3%
Alliance Data Systems Corp.	3,072	430,479
Amdocs Ltd.	3,563	221,227
Automatic Data Processing, Inc.	3,541	585,434
Booz Allen Hamilton Holding Corp.	2,053	135,929
Cognizant Technology Solutions Corp., Class A	8,394	532,096
CoreLogic, Inc. (1)	1,164	48,690
DXC Technology Co.	13,127	723,954
First Data Corp., Class A (1)	20,487	554,583
Genpact Ltd.	971	36,985
GoDaddy, Inc., Class A (1)	516	36,197
International Business Machines Corp.	32,274	4,450,585
LiveRamp Holdings, Inc. (1)	3,199	155,088
MAXIMUS, Inc.	431	31,265
Paychex, Inc.	3,183	261,929
Sabre Corp.	9,525	211,455
Science Applications International Corp.	1,672	144,728
		8,560,624

Leisure Products - 0.1%
Brunswick Corp.	1,658	76,086
Hasbro, Inc.	3,188	336,908
Mattel, Inc. (1)	11,754	131,762
		544,756

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	10,347	772,610
Bio-Rad Laboratories, Inc., Class A (1)	1,007	314,778
PerkinElmer, Inc.	390	37,573
		1,124,961

Machinery - 5.1%
AGCO Corp.	5,869	455,258
Allison Transmission Holdings, Inc.	3,193	147,996
Caterpillar, Inc.	19,018	2,591,963
CNH Industrial NV (2)	88,203	906,727
Colfax Corp. (1)	4,721	132,330
Crane Co.	3,639	303,638

Cummins, Inc.	7,927	1,358,212
Deere & Co.	12,039	1,994,983
Donaldson Co., Inc.	3,687	187,521
Dover Corp.	6,579	659,216
Flowserve Corp.	8,382	441,648
Fortive Corp.	15,475	1,261,522
Gardner Denver Holdings, Inc. (1)	1,073	37,126
Gates Industrial Corp. plc (1)	3,618	41,281
IDEX Corp.	783	134,786
Illinois Tool Works, Inc.	6,608	996,552
Ingersoll-Rand plc	8,049	1,019,567
ITT, Inc.	5,886	385,415
Lincoln Electric Holdings, Inc.	1,703	140,191
Navistar International Corp. (1)	6,199	213,555
Nordson Corp.	452	63,872
Oshkosh Corp.	6,398	534,169
PACCAR, Inc.	18,980	1,360,107
Parker-Hannifin Corp.	6,305	1,071,913
Pentair plc	17,506	651,223
Snap-on, Inc. (2)	2,631	435,799
Stanley Black & Decker, Inc.	2,926	423,129
Timken Co. (The)	6,521	334,788
WABCO Holdings, Inc. (1)	284	37,658
Wabtec Corp. (2)	9,260	664,498
Watts Water Technologies, Inc., Class A	845	78,737
Woodward, Inc.	788	89,170
Xylem, Inc.	2,789	233,272
		19,387,822

Media - 2.4%
AMC Networks, Inc., Class A (1)	2,598	141,565
CBS Corp., Class B	18,948	945,505
Comcast Corp., Class A	122,525	5,180,357
Discovery, Inc., Class A (1)	6,437	197,616
DISH Network Corp., Class A (1)	11,463	440,294
Interpublic Group of Cos., Inc. (The)	21,032	475,113
Liberty Latin America Ltd., Class C (1)	3,507	60,285
New York Times Co. (The), Class A	1,109	36,176
Nexstar Media Group, Inc., Class A	1,105	111,605
Omnicom Group, Inc. (2)	12,076	989,628
Sinclair Broadcast Group, Inc., Class A	2,191	117,503
TEGNA, Inc.	12,934	195,950
Tribune Media Co., Class A	4,921	227,449
		9,119,046

Metals & Mining - 0.6%
Nucor Corp.	19,630	1,081,613
Reliance Steel & Aluminum Co.	6,640	628,277
Steel Dynamics, Inc.	19,589	591,588
		2,301,478

Multi-Utilities - 1.4%
Ameren Corp.	14,822	1,113,280
CenterPoint Energy, Inc.	11,598	332,051
CMS Energy Corp.	16,946	981,343
Consolidated Edison, Inc.	17,358	1,521,949
Sempra Energy	9,868	1,356,258
		5,304,881

Multiline Retail - 0.9%
Dollar General Corp.	2,930	396,019
Kohl’s Corp.	10,592	503,650
Macy’s, Inc.	18,659	400,422
Nordstrom, Inc. (2)	6,640	211,550
Target Corp.	22,227	1,925,080
		3,436,721

Personal Products - 0.0% (3)
Coty, Inc., Class A	6,159	82,531

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	30,918	1,402,131
Catalent, Inc. (1)	784	42,501
Elanco Animal Health, Inc. (1)	17,280	584,064
Jazz Pharmaceuticals plc (1)	277	39,489
Merck & Co., Inc.	35,032	2,937,433
Perrigo Co. plc	2,454	116,859
Pfizer, Inc.	117,671	5,097,508
		10,219,985

Professional Services - 0.1%
FTI Consulting, Inc. (1)	898	75,288
ManpowerGroup, Inc.	3,231	312,115
Nielsen Holdings plc	4,560	103,056
Robert Half International, Inc.	1,678	95,663
		586,122

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (1)	12,356	633,863
Jones Lang LaSalle, Inc.	4,201	591,038
		1,224,901

Road & Rail - 1.1%
AMERCO	391	148,013
Genesee & Wyoming, Inc., Class A (1)	2,564	256,400
JB Hunt Transport Services, Inc.	1,057	96,620
Kansas City Southern	3,197	389,459
Knight-Swift Transportation Holdings, Inc. (2)	6,835	224,461
Landstar System, Inc.	355	38,337
Norfolk Southern Corp.	6,683	1,332,122
Schneider National, Inc., Class B	4,691	85,564

Union Pacific Corp.	8,735	1,477,176
		4,048,152

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,196	360,733
Applied Materials, Inc.	989	44,416
Cree, Inc. (1)	3,736	209,888
Cypress Semiconductor Corp.	11,857	263,700
First Solar, Inc. (1)	3,896	255,889
Intel Corp.	131,548	6,297,203
KLA-Tencor Corp.	3,027	357,791
Lam Research Corp.	316	59,357
Marvell Technology Group Ltd.	14,799	353,252
Maxim Integrated Products, Inc.	5,440	325,421
Micron Technology, Inc. (1)	24,552	947,462
ON Semiconductor Corp. (1)	6,772	136,862
Skyworks Solutions, Inc.	4,467	345,165
Teradyne, Inc.	810	38,807
		9,995,946

Software - 1.3%
Anaplan, Inc. (1)	729	36,793
Autodesk, Inc. (1)	3,043	495,705
Avalara, Inc. (1)	2,758	199,127
Ceridian HCM Holding, Inc. (1)(2)	709	35,592
Cornerstone OnDemand, Inc. (1)	647	37,481
DocuSign, Inc. (1)	5,873	291,947
Dropbox, Inc., Class A (1)	9,061	226,978
Elastic NV (1)(2)	1,610	120,203
FireEye, Inc. (1)	2,957	43,793
Nuance Communications, Inc. (1)	6,858	109,522
Oracle Corp.	46,209	2,632,527
Pivotal Software, Inc., Class A (1)(2)	7,019	74,121
Pluralsight, Inc., Class A (1)(2)	4,036	122,371
Q2 Holdings, Inc. (1)	479	36,576
Smartsheet, Inc., Class A (1)	3,282	158,849
Tableau Software, Inc., Class A (1)	512	85,002
Zendesk, Inc. (1)	404	35,968
Zscaler, Inc. (1)(2)	2,871	220,033
		4,962,588

Specialty Retail - 1.3%
Aaron’s, Inc.	2,136	131,172
Advance Auto Parts, Inc.	2,546	392,440
American Eagle Outfitters, Inc.	10,694	180,729
AutoNation, Inc. (1)	3,400	142,596
Best Buy Co., Inc.	13,924	970,920
CarMax, Inc. (1)	7,367	639,677
Dick’s Sporting Goods, Inc. (2)	4,863	168,406
Foot Locker, Inc.	6,456	270,635

Gap, Inc. (The) (2)	14,924	268,184
L Brands, Inc.	14,846	387,481
Lowe’s Cos., Inc.	5,200	524,732
Penske Automotive Group, Inc.	1,996	94,411
Tiffany & Co. (2)	4,510	422,316
Williams-Sonoma, Inc. (2)	4,520	293,800
		4,887,499

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	29,932	5,924,141
Dell Technologies, Class C (1)	8,052	409,042
HP, Inc.	75,678	1,573,346
NetApp, Inc.	7,416	457,567
Pure Storage, Inc., Class A (1)	4,149	63,355
Seagate Technology plc	13,858	652,989
Xerox Corp.	10,358	366,777
		9,447,217

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (1)	8,444	292,838
Carter’s, Inc.	1,517	147,968
Columbia Sportswear Co.	773	77,424
Hanesbrands, Inc.	19,992	344,262
NIKE, Inc., Class B	4,304	361,321
PVH Corp.	4,430	419,255
Ralph Lauren Corp.	2,740	311,236
Skechers U.S.A., Inc., Class A (1)	4,724	148,759
Tapestry, Inc.	17,564	557,306
VF Corp.	7,120	621,932
		3,282,301

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (1)	1,063	49,950
MGIC Investment Corp. (1)	23,041	302,759
New York Community Bancorp, Inc.	30,440	303,791
Radian Group, Inc.	12,294	280,918
TFS Financial Corp. (2)	2,077	37,532
		974,950

Trading Companies & Distributors - 0.6%
Air Lease Corp.	6,779	280,244
HD Supply Holdings, Inc. (1)	9,109	366,910
MSC Industrial Direct Co., Inc., Class A	3,376	250,702
United Rentals, Inc. (1)	6,029	799,626
W.W. Grainger, Inc.	1,552	416,293
		2,113,775

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp.	4,381	177,606

Water Utilities - 0.3%
American Water Works Co., Inc.	7,844	909,904
Aqua America, Inc. (2)	8,640	357,437
		1,267,341

Wireless Telecommunication Services - 0.2%
Sprint Corp. (1)	13,712	90,088
T-Mobile US, Inc. (1)	8,389	621,960
Telephone & Data Systems, Inc.	5,018	152,547
United States Cellular Corp. (1)	759	33,905
		898,500

Total Common Stocks (Cost $352,416,626)		377,163,111

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	822,881	822,881

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $822,881)		822,881

TOTAL INVESTMENTS (Cost $353,239,507) - 99.7%		377,985,992
Other assets and liabilities, net - 0.3%		1,054,521
NET ASSETS - 100.0%		379,040,513

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $11,563,080 and the total market value of the collateral received by the Fund was $11,653,760, comprised of cash of $822,881 and U.S. Government and/or agencies securities of $10,830,879.

(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$377,163,111	(1)	$—	$—	$377,163,111
Short Term Investment of Cash Collateral for Securities Loaned	822,881		—	—	822,881
Total Investments	$377,985,992		$—	$—	$377,985,992

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.